Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	Dec 31, 2018	Dec 31, 2017
	€m	€m
Current liabilities/(assets)
Syndicated loans	23.4	5.1
Less deferred borrowing costs to be amortized within 1 year	(2.0)	(1.8)
Total due in less than one year	21.4	3.3
Non-current liabilities
Syndicated loans	1,351.8	1,004.4
2024 fixed rate senior secured notes	400.0	400.0
Less deferred borrowing costs to be amortized in 2-5 years	(7.9)	(7.2)
Less deferred borrowing costs to be amortized in more than 5 years	(1.0)	(2.1)
Total due after more than one year	1,742.9	1,395.1
Total borrowings	1,764.3	1,398.4